Deferred compensation plans - Activity Related to NSUs and CSUs (Detail) - 12 months ended Mar. 31, 2015 - ¥ / shares		Total
NSUs [Member]
Outstanding
Outstanding (number of units), Beginning		51,695,211
Outstanding (number of units), Granted	[1]	29,845,622
Outstanding (number of units), Vested		(31,829,763)
Outstanding (number of units), Forfeited		(1,591,537)
Outstanding (number of units), Ending		48,119,533
Stock price
Stock price, Beginning		¥ 652
Stock price, Granted	[2]	623
Stock price, Vested	[3]	632
Stock price, Ending	[4]	¥ 693
CSUs [Member]
Outstanding
Outstanding (number of units), Beginning		50,697,928
Outstanding (number of units), Granted		23,863,468
Outstanding (number of units), Vested		(31,863,838)
Outstanding (number of units), Forfeited		(1,516,480)
Outstanding (number of units), Ending		41,181,078
Stock price
Stock price, Beginning		¥ 429
Stock price, Granted	[2]	674
Stock price, Vested	[3]	495
Stock price, Ending	[4]	¥ 524

[1]	NSUs granted during the year ended March 31, 2015 include awards granted through MYPD awards. A total of 5,389,800 NSU units were granted with a weighted-average grant date fair value of \615 per share.
[2]	Weighted-average price of the Company's common stock used to determine number of awards granted.
[3]	Weighted-average price of the Company's common stock used to determine the final cash settlement amount of the awards.
[4]	The price of the Company's common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2015.